Note 16 - Commitments and Contingencies (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$1,125,798	$1,386,530	$325,257	$100,842	$2,938,427